Timber licenses	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Timber licenses	Timber licenses
Accounting policies
Timber licences, which are renewable or replaceable, are recorded at historical cost, less accumulated amortization and impairment losses. Timber licences are amortized on a straight-line basis over their estimated useful lives of 40 years.
Supporting information

Timber licences
As at December 31, 2021	$368
Amortization[1]	(17)
As at December 31, 2022	$351

As at December 31, 2022
Cost	$641
Accumulated amortization	(290)
Net	$351

As at December 31, 2022	$351
Acquisition (note 3)	42
Additions	—
Amortization[1]	(16)
Transfer to disposal groups held for sale (note 6)	(3)
Foreign exchange	2
As at December 31, 2023	$376

As at December 31, 2023
Cost	$673
Accumulated amortization	(297)
Net	$376
1.Amortization relates to cost of products sold.